Net Loss Per Share Attributable to Common Shareholders	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
9.	Net Loss Per Share Attributable to Common Shareholders
IronNet computes basic earnings per share (EPS) by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS reflects the effect of potential shares that would be issued if stock option awards, restricted stock units, and preferred stock were converted into common stock, to the extent dilutive. Other than voting rights, the Class B common stock has the same rights as the Class A common stock and therefore both are treated as the same class of stock for the purposes of the earnings per share calculation.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Three months ended July 31,		Six months ended July 31,
	2021	2020	2021	2020
Numerator: Net loss	$(17,167)	$(14,285)	$(32,667)	$(30,702)
Denominator: Weighted-average shares in computing net loss per share attributable to common stockholders	54,838	53,768	54,694	53,772

Net loss attributable to common shareholders—basic and diluted	$(0.31)	$(0.27)	$(0.60)	$(0.57)
Since the Company was in a net loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive. The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows as of July 31:

	As of July 31, 2021	As of July 31, 2020
Shares of common stock issuable from stock options	1,840	4,139
RSUs subject to future vesting	21,589	19,669
Shares of common stock issuable upon conversion from preferred shares	28,046	25,882

Potential common shares excluded from diluted net loss per share	51,475	49,690

14.	Net Loss Per Share Attributable to Common Shareholders
IronNet computes basic earnings per share (EPS) by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted EPS reflects the effect of potential shares that would be issued if stock option awards, restricted stock units, and preferred stock were converted into common stock, to the extent dilutive. Other than voting rights, the Class B common stock has the same rights as the Class A common stock and therefore both are treated as the same class of stock for the purposes of the earnings per share calculation.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended
	2021	2020
Numerator: Net loss	(55,373)	(47,869)
Denominator: Weighted-average shares used in computing net loss per share attributable to common stockholders	53,928	53,609

Net loss attributable to common shareholders - basic and diluted	$(1.03)	$(0.89)
Since the Company was in a net loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potential common shares outstanding would have been antidilutive. The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	Year ended
	2021	2020
Shares of common stock issuable from stock options	2,680	4,424
RSUs subject to future vesting	19,299	18,801
Shares of common stock issuable upon conversion from preferred shares	28,046	20,174

Potential common shares excluded from diluted net loss per share	50,025	43,399